Derivatives (Fair Value Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ (56)	$ (300)	$ 24
Net Derivative Gains (Losses) Recognized for Hedged Items	42	286	(47)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(14)	(14)	(23)
Interest rate swaps | Fixed Maturity Securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	7	4	4
Net Derivative Gains (Losses) Recognized for Hedged Items	(9)	(1)	0
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(2)	3	4
Interest rate swaps | Policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(108)	(4)	649
Net Derivative Gains (Losses) Recognized for Hedged Items	90	(6)	(636)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(18)	(10)	13
Foreign currency swaps | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	13	15	13
Net Derivative Gains (Losses) Recognized for Hedged Items	(12)	(7)	(11)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	1	8	2
Foreign currency swaps | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(95)	(240)	(283)
Net Derivative Gains (Losses) Recognized for Hedged Items	92	232	270
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(3)	(8)	(13)
Foreign currency forwards | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	127	(75)	(359)
Net Derivative Gains (Losses) Recognized for Hedged Items	(119)	68	330
Ineffectiveness Recognized in Net Derivative Gains (Losses)	$ 8	$ (7)	$ (29)